Significant Accounting Policies - Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Intangible Assets
Impairment of goodwill	$ 0	$ 0	$ 0
Intangible asset impairment charge	$ 0	$ 0	$ 0
Estimated economic lives	9 years 7 months 6 days
Other intangible assets | Minimum
Other Intangible Assets
Estimated economic lives	1 year
Other intangible assets | Maximum
Other Intangible Assets
Estimated economic lives	13 years